Investments (Tables)	12 Months Ended
Mar. 31, 2025
Text Blocks Abstract
Schedule of Investment

	As at March 31,
	2024		2025
Non-current
Financial instruments at FVTPL
Equity instruments (1)	₹	4,404	₹	4,955
Fixed maturity plan mutual funds		1,395		1,203
Financial instruments at FVTOCI
Equity instruments (1)		15,830		12,493
Financial instruments at amortized cost
Inter corporate and term deposits (3)	^			7,807
	₹	21,629	₹	26,458
Current
Financial instruments at FVTPL
Short-term mutual funds (2)	₹	71,686	₹	88,776
Fixed maturity plan mutual funds		-		300
Financial instruments at FVTOCI
Non-convertible debentures		154,407		219,389
Government securities		7,030		10,651
Commercial papers		11,845		2,858
Bonds		28,195		21,138
Financial instruments at amortized cost
Inter corporate and term deposits (3)		38,008		68,362
	₹	311,171	₹	411,474

Total	₹	332,800	₹	437,932

Financial instruments at FVTPL	₹	77,485	₹	95,234
Financial instruments at FVTOCI		217,307		266,529
Financial instruments at amortized cost		38,008		76,169

^ Value is less than 0.5

(1)
Uncalled capital commitments outstanding as at March 31, 2024 and 2025, was ₹ 1,450 and ₹ 1,576 respectively.
(2)
As at March 31, 2024 and 2025, short-term mutual funds include units lien with bank on account of margin money for currency derivatives amounting to ₹ 218 and ₹ 233, respectively.
(3)
These deposits earn a fixed rate of interest. As at March 31, 2024 and 2025, term deposits include deposits in lien with banks, held as margin money deposits against guarantees amounting to ₹ 117 and ₹ 953, respectively.

Summary of Financial Information in Respect of Investments Accounted for Using Equity Method

The aggregate summarized financial information in respect of the Company’s immaterial associate and joint venture that are accounted for using the equity method is set forth below:

	As at March 31,
Carrying amount of the Company’s interest in:	2024		2025
An associate accounted for using the equity method	₹	783	₹	933
(Unquoted: Series A Preferred Stock - 94,527; Common stock - 27,865 and Series B Preferred Stock - 190,525)
A joint venture accounted for using the equity method	261		394
(Unquoted: Class A units - 5,850,000)
Total	₹	1,044	₹	1,327

	For the year ended March 31,
Company’s share of net profit / (loss) in the consolidated statement of income pertaining to:	2023	2024		2025
An associate accounted for using the equity method	₹ (57)	₹	(8)	₹	129
A joint venture accounted for using the equity method	-		(225)		125
Total	₹ (57)	₹	(233)	₹	254